Net interest income - Additional information (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Net interest income disclosure [line Items]
Interest expense on deposits3	€ 7,462	€ 5,132
TLTRO II
Net interest income disclosure [line Items]
Interest expense on deposits3	59	436
EU IAS 39 Carve-Out
Net interest income disclosure [line Items]
Increase (decrease) of net interest income	107	€ 129
Without EU IAS 39 Carve-Out
Net interest income disclosure [line Items]
Increase (decrease) of net interest income	€ (418)